John Hancock
Emerging Markets Debt Fund
Quarterly portfolio holdings 11/30/19

Fund’s investments
As of 11-30-19 (unaudited)
	Rate (%)	Maturity date		Par value^	Value
U.S. Government and Agency obligations 1.6%					$17,935,308
(Cost $17,269,948)
United States 1.6%					17,935,308
U.S. Treasury Note	2.625	06-30-23		17,328,800	17,935,308

Foreign government obligations 42.9%					$467,039,821
(Cost $481,606,126)
Angola 0.9%					9,923,910
Republic of Angola
Bond (A)	9.125	11-26-49		3,000,000	2,995,608
Bond (A)	9.500	11-12-25		6,200,000	6,928,302
Argentina 3.1%					33,329,757
Provincia de Buenos Aires
Bond (A)	7.875	06-15-27		3,850,000	1,366,750
Bond (A)	9.950	06-09-21		5,600,000	2,212,000
Provincia de Rio Negro Bond (A)	7.750	12-07-25		2,300,000	960,250
Republic of Argentina
Bond	4.625	01-11-23		5,500,000	2,233,000
Bond	6.875	01-26-27		11,840,000	4,795,200
Bond	7.625	04-22-46		20,390,000	8,624,970
Bond	8.280	12-31-33		26,540,579	13,137,587
Bahrain 0.6%					6,147,444
Kingdom of Bahrain
Bond (A)	6.125	08-01-23		2,000,000	2,181,229
Bond (A)	7.000	10-12-28		3,450,000	3,966,215
Brazil 2.8%					30,002,929
Federative Republic of Brazil
Bond	5.625	01-07-41		4,300,000	4,724,625
Note	10.000	01-01-27	BRL	88,000,000	25,278,304
China 1.0%					10,556,736
The Export-Import Bank of China Bond	2.875	04-26-26		10,400,000	10,556,736
Colombia 1.4%					15,634,306
Republic of Colombia
Bond	4.000	02-26-24		7,400,000	7,751,056
Bond	5.000	06-15-45		6,900,000	7,883,250
Costa Rica 0.1%					988,750
Republic of Costa Rica Bond	4.250	01-26-23		1,000,000	988,750
Croatia 0.6%					6,229,056
Republic of Croatia Bond	5.500	04-04-23		5,650,000	6,229,056
Dominican Republic 1.0%					11,455,460
Government of Dominican Republic
Bond	5.875	04-18-24		5,500,000	5,860,800
Bond (A)	5.950	01-25-27		1,500,000	1,625,100
Bond	5.950	01-25-27		900,000	975,060
Bond (A)	6.875	01-29-26		2,650,000	2,994,500
Egypt 2.3%					25,314,851
Arab Republic of Egypt
Bond (A)	5.875	06-11-25		3,000,000	3,121,655
2	JOHN HANCOCK EMERGING MARKETS DEBT FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Egypt (continued)
Bond (A)	7.500	01-31-27		3,700,000	$4,036,527
Bond (A)	7.903	02-21-48		9,200,000	9,268,826
Bond	7.903	02-21-48		2,000,000	2,014,962
Bond (A)	8.500	01-31-47		6,500,000	6,872,881
Ghana 2.0%					21,416,466
Republic of Ghana
Bond	7.625	05-16-29		3,275,000	3,248,480
Bond	8.125	01-18-26		3,150,000	3,317,925
Bond (A)	8.950	03-26-51		9,000,000	8,811,000
Bond (A)	9.250	09-15-22		2,220,000	2,406,951
Bond	9.250	09-15-22		3,350,000	3,632,110
Honduras 0.1%					1,126,125
Republic of Honduras Bond (A)	6.250	01-19-27		1,050,000	1,126,125
Hungary 1.7%					18,765,521
Republic of Hungary
Bond	5.375	02-21-23		4,700,000	5,143,926
Bond	5.375	03-25-24		12,100,000	13,621,595
Indonesia 3.2%					34,582,537
Republic of Indonesia
Bond (A)	4.750	01-08-26		6,350,000	7,034,250
Bond	4.750	01-08-26		2,250,000	2,492,451
Bond (A)	5.375	10-17-23		2,851,000	3,150,604
Bond	5.875	01-15-24		1,100,000	1,240,500
Bond	6.625	05-15-33	IDR	201,923,000,000	13,265,074
Bond	6.625	02-17-37		2,421,000	3,243,371
Bond	8.375	03-15-34	IDR	54,619,000,000	4,156,287
Iraq 1.0%					10,923,470
Republic of Iraq
Bond	5.800	01-15-28		10,078,000	9,712,572
Bond (A)	6.752	03-09-23		1,200,000	1,210,898
Kazakhstan 0.3%					3,544,734
Republic of Kazakhstan Bond (A)	5.125	07-21-25		3,100,000	3,544,734
Kenya 1.0%					11,456,826
Republic of Kenya
Bond (A)	8.000	05-22-32		3,000,000	3,160,206
Bond (A)	8.250	02-28-48		8,100,000	8,296,620
Mexico 2.2%					23,549,336
Government of Mexico
Bond	4.600	01-23-46		8,000,000	8,544,000
Bond	7.750	05-29-31	MXN	280,800,400	15,005,336
Montenegro 0.1%					1,175,349
Republic of Montenegro Bond (A)	3.375	04-21-25	EUR	1,000,000	1,175,349
Namibia 0.3%					3,472,825
Republic of Namibia Bond (A)	5.250	10-29-25		3,400,000	3,472,825
Nigeria 1.5%					16,759,782
Federal Republic of Nigeria
Bond (A)	7.625	11-28-47		2,500,000	2,362,592
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS DEBT FUND	3

	Rate (%)	Maturity date		Par value^	Value
Nigeria (continued)
Bond	7.625	11-28-47		5,550,000	$5,244,954
Bond (A)	7.696	02-23-38		2,600,000	2,539,905
Bond (A)	7.875	02-16-32		2,000,000	2,034,563
Bond	7.875	02-16-32		4,500,000	4,577,768
Oman 1.6%					16,919,058
Sultanate of Oman
Bond	5.625	01-17-28		6,000,000	6,006,062
Bond	6.750	01-17-48		11,500,000	10,912,996
Pakistan 0.4%					4,025,013
Republic of Pakistan Bond (A)	6.875	12-05-27		4,000,000	4,025,013
Panama 0.5%					5,715,293
Republic of Panama
Bond	6.700	01-26-36		3,050,000	4,289,093
Bond	8.875	09-30-27		1,000,000	1,426,200
Philippines 1.1%					12,306,715
Republic of Philippines
Bond	3.950	01-20-40		8,600,000	9,818,946
Bond	5.500	03-30-26		2,100,000	2,487,769
Poland 0.4%					4,453,718
Republic of Poland Bond	3.250	04-06-26		4,190,000	4,453,718
Qatar 2.1%					22,485,262
State of Qatar
Bond	4.500	04-23-28		4,100,000	4,695,262
Bond (A)	4.817	03-14-49		10,000,000	12,350,000
Bond (A)	5.103	04-23-48		4,250,000	5,440,000
Saudi Arabia 2.1%					23,083,105
Kingdom of Saudi Arabia Bond (A)	5.250	01-16-50		18,650,000	23,083,105
Senegal 0.5%					4,935,764
Republic of Senegal
Bond (A)	6.250	05-23-33		1,600,000	1,641,993
Bond	6.250	05-23-33		1,500,000	1,539,320
Bond (A)	6.750	03-13-48		1,800,000	1,754,451
South Africa 1.8%					19,299,468
Republic of South Africa
Bond	4.300	10-12-28		3,300,000	3,204,107
Bond	8.000	01-31-30	ZAR	256,173,733	16,095,361
Sri Lanka 0.6%					6,867,594
Republic of Sri Lanka Bond	6.750	04-18-28		7,500,000	6,867,594
Turkey 3.8%					41,833,322
Export Credit Bank of Turkey Bond (A)	5.000	09-23-21		12,050,000	12,175,164
Republic of Turkey
Bond	4.250	04-14-26		18,500,000	16,986,197
Bond	6.000	01-14-41		9,650,000	8,658,859
Bond	6.250	09-26-22		3,860,000	4,013,102
4	JOHN HANCOCK EMERGING MARKETS DEBT FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Uzbekistan 0.4%				$4,398,336
Republic of Uzbekistan Bond (A)	5.375	02-20-29	4,000,000	4,398,336
Vietnam 0.4%				4,361,003
Socialist Republic of Vietnam Bond	4.800	11-19-24	4,000,000	4,361,003

Corporate bonds 51.1%				$556,237,434
(Cost $529,791,223)
Argentina 1.7%				18,759,000
Telecom Argentina SA (A)	6.500	06-15-21	3,900,000	3,695,250
Telecom Argentina SA (A)	8.000	07-18-26	8,500,000	7,437,500
YPF SA (A)	8.500	03-23-21	2,400,000	2,280,000
YPF SA (A)	8.500	07-28-25	6,500,000	5,346,250
Austria 1.2%				12,772,425
JBS Investments II GmbH (A)	5.750	01-15-28	4,170,000	4,388,925
JBS Investments II GmbH (A)	7.000	01-15-26	3,800,000	4,113,500
Klabin Austria GmbH (A)	7.000	04-03-49	4,000,000	4,270,000
Azerbaijan 0.6%				7,129,629
State Oil Company of the Azerbaijan Republic	4.750	03-13-23	6,800,000	7,129,629
Brazil 3.4%				36,737,908
Banco BTG Pactual SA	5.750	09-28-22	4,200,000	4,404,750
Banco do Brasil SA (6.250% to 4-15-24, then 10 Year CMT + 4.398%) (B)	6.250	04-15-24	3,340,000	3,298,250
Odebrecht Finance, Ltd. (C)	5.250	06-27-29	2,200,000	176,000
Odebrecht Finance, Ltd. (A)(B)(C)	7.500	12-30-19	2,540,000	203,200
Odebrecht Offshore Drilling Finance, Ltd. (A)	6.720	12-01-22	415,802	409,149
Odebrecht Offshore Drilling Finance, Ltd. (7.720% Cash or 2.048% PIK) (A)	7.720	12-01-26	1,772,252	443,063
Odebrecht Oil & Gas Finance, Ltd. (A)(B)	0.000	12-30-19	253,378	2,154
Petrobras Global Finance BV (A)	5.093	01-15-30	7,122,000	7,456,734
Petrobras Global Finance BV	6.850	06-05-15	11,300,000	12,558,820
Vale Overseas, Ltd.	6.875	11-21-36	6,210,000	7,785,788
Cayman Islands 2.2%				23,835,078
CK Hutchison International 17 II, Ltd. (A)	3.250	09-29-27	7,300,000	7,477,720
Latam Finance, Ltd. (A)	7.000	03-01-26	5,350,000	5,676,350
Three Gorges Finance I Cayman Islands, Ltd.	3.150	06-02-26	10,400,000	10,681,008
Chile 1.6%				17,671,174
Colbun SA	3.950	10-11-27	4,000,000	4,115,000
Empresa Electrica Angamos SA (A)	4.875	05-25-29	6,195,000	6,306,219
Enel Americas SA	4.000	10-25-26	4,000,000	4,102,040
Sociedad Quimica y Minera de Chile SA (A)	4.250	05-07-29	3,000,000	3,147,915
Colombia 1.6%				16,973,068
Ecopetrol SA	5.875	05-28-45	9,700,000	11,106,500
Empresas Publicas de Medellin ESP (A)	4.250	07-18-29	2,300,000	2,369,000
Promigas SA ESP (A)	3.750	10-16-29	3,500,000	3,497,568
Costa Rica 1.1%				11,818,975
Banco Nacional de Costa Rica	6.250	11-01-23	2,500,000	2,609,500
Instituto Costarricense de Electricidad	6.375	05-15-43	10,980,000	9,209,475
Croatia 0.6%				6,227,185
Hrvatska Elektroprivreda	5.875	10-23-22	5,700,000	6,227,185
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS DEBT FUND	5

	Rate (%)	Maturity date		Par value^	Value
Dominican Republic 0.6%					$6,342,560
Aeropuertos Dominicanos Siglo XXI SA	6.750	03-30-29		1,750,000	1,881,268
Aeropuertos Dominicanos Siglo XXI SA (A)	6.750	03-30-29		4,150,000	4,461,292
Guatemala 0.6%					6,157,500
Comunicaciones Celulares SA	6.875	02-06-24		6,000,000	6,157,500
Hong Kong 0.3%					3,255,598
CNAC HK Finbridge Company, Ltd.	4.875	03-14-25		3,000,000	3,255,598
India 1.2%					13,473,567
Adani Ports & Special Economic Zone, Ltd. (A)	4.375	07-03-29		3,500,000	3,621,942
Vedanta Resources, Ltd. (A)	6.375	07-30-22		2,990,000	2,916,745
Vedanta Resources, Ltd.	7.125	05-31-23		3,020,000	2,941,480
Vedanta Resources, Ltd. (A)	7.125	05-31-23		4,100,000	3,993,400
Indonesia 5.6%					60,691,676
Chandra Asri Petrochemical Tbk PT (A)	4.950	11-08-24		2,000,000	1,963,222
Chandra Asri Petrochemical Tbk PT	4.950	11-08-24		4,000,000	3,926,519
Pelabuhan Indonesia III Persero PT (A)	4.875	10-01-24		9,100,000	9,841,650
Pertamina Persero PT (A)	4.700	07-30-49		7,000,000	7,327,828
Pertamina Persero PT	6.000	05-03-42		8,200,000	9,793,183
Pertamina Persero PT (A)	6.000	05-03-42		14,300,000	17,077,216
Pertamina Persero PT (A)	6.450	05-30-44		8,500,000	10,762,058
Ireland 0.0%					208,549
Sibur Securities DAC (A)	4.125	10-05-23		200,000	208,549
Israel 1.0%					11,138,892
Israel Electric Corp., Ltd. (A)	5.000	11-12-24		6,000,000	6,597,600
Israel Electric Corp., Ltd. (A)	6.875	06-21-23		4,000,000	4,541,292
Luxembourg 1.8%					19,314,375
Hidrovias International Finance SARL (A)	5.950	01-24-25		2,800,000	2,835,000
Kenbourne Invest SA (A)	6.875	11-26-24		4,000,000	4,045,000
Klabin Finance SA (A)	4.875	09-19-27		5,800,000	5,966,750
Millicom International Cellular SA (A)	5.125	01-15-28		5,800,000	5,923,250
Millicom International Cellular SA (A)	6.625	10-15-26		500,000	544,375
Mauritius 0.9%					9,409,666
MTN Mauritius Investments, Ltd. (A)	4.755	11-11-24		5,950,000	6,094,665
MTN Mauritius Investments, Ltd.	6.500	10-13-26		3,000,000	3,315,001
Mexico 9.1%					98,958,509
Alpek SAB de CV (A)	4.250	09-18-29		2,000,000	1,997,500
America Movil SAB de CV	7.125	12-09-24	MXN	108,850,000	5,346,705
Banco Mercantil del Norte SA (7.500% to 6-27-29, then 10 Year CMT + 5.470%) (A)(B)	7.500	06-27-29		2,200,000	2,312,750
Credito Real SAB de CV (A)	9.500	02-07-26		10,000,000	11,295,000
Cydsa SAB de CV	6.250	10-04-27		943,000	948,894
Cydsa SAB de CV (A)	6.250	10-04-27		7,600,000	7,647,500
Industrias Penoles SAB de CV (A)	5.650	09-12-49		5,600,000	5,731,600
Infraestructura Energetica Nova SAB de CV (A)	4.875	01-14-48		2,800,000	2,660,000
Mexico City Airport Trust (A)	5.500	10-31-46		7,100,000	7,100,000
Mexico City Airport Trust	5.500	07-31-47		4,000,000	4,000,000
Mexico City Airport Trust (A)	5.500	07-31-47		6,900,000	6,900,000
Petroleos Mexicanos	6.625	06-15-35		10,880,000	10,907,200
Petroleos Mexicanos (A)	7.690	01-23-50		12,000,000	12,873,360
Trust F/1401 (A)	6.950	01-30-44		6,600,000	7,623,000
6	JOHN HANCOCK EMERGING MARKETS DEBT FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Mexico (continued)
Unifin Financiera SAB de CV (A)	8.375	01-27-28	11,500,000	$11,615,000
Mongolia 0.3%				3,677,378
Mongolian Mining Corp. (A)	9.250	04-15-24	4,000,000	3,677,378
Netherlands 3.8%				41,114,064
Braskem Netherlands Finance BV (A)	4.500	01-10-28	11,150,000	10,934,275
GTH Finance BV (A)	7.250	04-26-23	1,800,000	2,015,622
GTH Finance BV	7.250	04-26-23	5,392,000	6,037,908
Kazakhstan Temir Zholy Finance BV	6.950	07-10-42	4,600,000	6,128,580
Listrindo Capital BV (A)	4.950	09-14-26	7,750,000	7,875,938
Prosus NV (A)	4.850	07-06-27	3,200,000	3,489,600
VEON Holdings BV (A)	4.950	06-16-24	4,350,000	4,632,141
Panama 0.4%				4,948,574
Banco General SA (A)	4.125	08-07-27	4,750,000	4,948,574
Paraguay 0.2%				2,662,500
Telefonica Celular del Paraguay SA (A)	5.875	04-15-27	2,500,000	2,662,500
Peru 3.1%				34,159,876
ABY Transmision Sur SA (A)	6.875	04-30-43	6,121,875	7,614,139
Banco BBVA Peru SA (5.250% to 9-22-24, then 5 Year CMT + 2.750%) (A)	5.250	09-22-29	2,300,000	2,486,898
Kallpa Generacion SA (A)	4.875	05-24-26	2,890,000	3,056,204
Petroleos del Peru SA (A)	5.625	06-19-47	6,180,000	7,079,190
SAN Miguel Industrias Pet SA (A)	4.500	09-18-22	9,990,000	10,189,800
Volcan Cia Minera SAA	5.375	02-02-22	3,603,000	3,733,645
Russia 2.4%				26,011,445
Gazprom Neft OAO	6.000	11-27-23	3,700,000	4,122,400
Mobile Telesystems OJSC	5.000	05-30-23	5,700,000	6,039,534
Rosneft Oil Company (A)	4.199	03-06-22	4,100,000	4,212,750
Russian Agricultural Bank OJSC	8.500	10-16-23	3,750,000	4,198,762
Severstal OAO (A)	3.850	08-27-21	2,500,000	2,556,681
Severstal OAO	5.900	10-17-22	4,510,000	4,881,318
Singapore 2.0%				21,342,630
LLPL Capital Pte, Ltd. (A)	6.875	02-04-39	7,115,040	8,231,390
Medco Oak Tree Pte, Ltd. (A)	7.375	05-14-26	12,900,000	13,111,240
Thailand 1.2%				13,620,280
GC Treasury Center Company, Ltd. (A)	4.250	09-19-22	1,400,000	1,455,695
PTTEP Canada International Finance, Ltd. (A)	6.350	06-12-42	2,600,000	3,643,003
PTTEP Treasury Center Company, Ltd. (4.600% to 7-17-22, then 5 Year CMT + 2.724%) (A)(B)	4.600	07-17-22	6,050,000	6,183,737
Thaioil Treasury Center Company, Ltd. (A)	5.375	11-20-48	1,800,000	2,337,845
Togo 0.4%				4,448,376
Banque Ouest Africaine de Developpement (A)	5.000	07-27-27	4,200,000	4,448,376
Turkey 0.5%				5,596,082
Turkcell Iletisim Hizmetleri AS (A)	5.750	10-15-25	5,500,000	5,596,082
United Arab Emirates 0.2%				2,066,927
ADES International Holding PLC (A)	8.625	04-24-24	2,000,000	2,066,927
United Kingdom 0.2%				2,048,967
Liquid Telecommunications Financing PLC (A)	8.500	07-13-22	2,050,000	2,048,967
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS DEBT FUND	7

	Rate (%)	Maturity date	Par value^	Value
United States 0.3%				$3,129,360
CNOOC Finance 2015 USA LLC	3.500	05-05-25	3,000,000	3,129,360
Virgin Islands, British 1.0%				10,535,641
State Grid Overseas Investment 2016, Ltd.	3.500	05-04-27	10,000,000	10,535,641

	Shares	Value
Common stocks 0.0%		$441,318
(Cost $5,909,631)
Colombia 0.0%		441,318
Frontera Energy Corp.	62,290	441,318

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 3.3%				$35,561,000
(Cost $35,560,456)
U.S. Government Agency 1.2%				12,797,000
Federal Home Loan Bank Discount Note	1.530	12-02-19	10,178,000	10,178,000
Federal Home Loan Mortgage Corp. Discount Note	1.530	12-02-19	2,619,000	2,619,000

	Par value^	Value
Repurchase agreement 2.1%		22,764,000
Barclays Tri-Party Repurchase Agreement dated 11-29-19 at 1.600% to be repurchased at $22,767,035 on 12-2-19, collateralized by $20,031,200 U.S. Treasury Bonds, 3.000% due 5-15-45 (maturity value of $23,222,448)	22,764,000	22,764,000

Total investments (Cost $1,070,137,384) 98.9%	$1,077,214,881
Other assets and liabilities, net 1.1%	12,073,803
Total net assets 100.0%	$1,089,288,684

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
BRL	Brazilian Real
EUR	Euro
IDR	Indonesian Rupiah
MXN	Mexican Peso
ZAR	South African Rand

Security Abbreviations and Legend
CMT	Constant Maturity Treasury
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $535,277,520 or 49.1% of the fund's net assets as of 11-30-19.
(B)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(C)	Non-income producing - Issuer is in default.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
The fund had the following sector composition as a percentage of net assets on 11-30-19:
Foreign government obligations	42.9%
Energy	16.3%
Materials	8.3%
Utilities	7.8%
Communication services	6.7%
Industrials	5.3%
Financials	5.2%
8	JOHN HANCOCK EMERGING MARKETS DEBT FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

U.S. Government	1.6%
Consumer staples	1.2%
Consumer discretionary	0.3%
Short-term investments and other	4.4%
TOTAL	100.0%
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS DEBT FUND	9

DERIVATIVES
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
COP	31,005,000,000	USD	9,158,716	JPM	12/18/2019	—	$(351,280)
EUR	6,753,000	USD	7,485,206	MSCS	12/18/2019	—	(35,416)
						—	$(386,696)

Derivatives Currency Abbreviations
COP	Colombian Peso
EUR	Euro
USD	U.S. Dollar

Derivatives Abbreviations
JPM	JPMorgan Chase Bank, N.A.
MSCS	Morgan Stanley Capital Services LLC
OTC	Over-the-counter
10	JOHN HANCOCK EMERGING MARKETS DEBT FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on the evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund's investments as of November 30, 2019, by major security category or type:
	Total value at 11-30-19	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
U.S. Government and Agency obligations	$17,935,308	—	$17,935,308	—
Foreign government obligations	467,039,821	—	467,039,821	—
Corporate bonds	556,237,434	—	556,237,434	—
Common stocks	441,318	$441,318	—	—
Short-term investments	35,561,000	—	35,561,000	—
Total investments in securities	$1,077,214,881	$441,318	$1,076,773,563	—
Derivatives:
Liabilities
Forward foreign currency contracts	$(386,696)	—	$(386,696)	—
For additional information on the fund's significant accounting policies and risks, please refer to the fund's most recent semiannual or annual shareholder report and prospectus.
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